Other Non-current Receivables - Summary of Other Non-current Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other non-current receivables [abstract]
Security deposits for lease contracts	€ 5,776	€ 4,557
Receivable from disposal of assets	118	297
Total	€ 5,894	€ 4,854